Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Obra Defensive High Yield ETF [Member]
Shareholder Report [Line Items]
Fund Name	Obra Defensive High Yield ETF
Class Name	Obra Defensive High Yield ETF
Trading Symbol	ODHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Obra Defensive High Yield ETF (the "Fund") for the period of June 27, 2025 (inception date) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.obrafunds.com/ODHY. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.obrafunds.com/ODHY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Obra Defensive High Yield ETF	$47¹	0.61%
¹	Based on operations for the period from June 27, 2025 to March 31, 2026. Expenses for the full fiscal year would be higher.

Expenses Paid, Amount	$ 47 [1]
Expense Ratio, Percent	0.61%
Expenses Short Period Footnote [Text Block]	Based on operations for the period from June 27, 2025 to March 31, 2026. Expenses for the full fiscal year would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the period June 27, 2025 (inception date) through March 31, 2026, the Fund returned 2.90%. It underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 3.47% for the same period. It also underperformed the ICE BofA U.S. High Yield Index, which returned 3.48% for the same period.

High Yield corporate credit spreads widened and treasury yields rose during the period, with most of those moves occurring in 1Q 2026.

The Fund generally does not invest in CCC rated bonds, and relative performance benefitted from having no exposure to this ratings category which underperformed the BB and B rated categories.

The Fund generally limits its exposure to companies and industries that are highly sensitive to commodity prices. A substantial underweight in the Energy sector detracted from relative performance as oil and gas prices spiked.

TEGNA and SM Energy bonds added the most to fund performance, while Sealed Air and Virgin Media bonds detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index that reflects the market sectors that the Fund invests in for the same period.

Average Annual Return [Table Text Block]	Average Annual Total Returns (as of March 31, 2026)
Since Inception (06/27/2025)
Obra Defensive High Yield ETF	2.90%
Bloomberg U.S. Aggregate Bond Index	3.47%
ICE BofA U.S. High Yield Index	3.48%

Performance Inception Date	Jun. 27, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.obrafunds.com/ODHY for more recent performance information.
Net Assets	$ 5,048,626
Holdings Count | Holdings	142
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.75%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Net Assets	$5,048,626
Number of Holdings	142
Net Advisory Fee	$0
Portfolio Turnover Rate	14.75%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Goldman Sachs Financial Square Government Fund	3.6%
TransDigm Inc	1.0%
Advanced Drainage Systems Inc	1.0%
Nexstar Media Inc	1.0%
Vistra Operations Co LLC	1.0%
Aramark Services Inc	1.0%
Iron Mountain Inc	1.0%
Clean Harbors Inc	1.0%
Caesars Entertainment Inc	1.0%
New Red Finance Inc	1.0%

Obra High Grade Structured Products ETF [Member]
Shareholder Report [Line Items]
Fund Name	Obra High Grade Structured Products ETF
Class Name	Obra High Grade Structured Products ETF
Trading Symbol	OGSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Obra High Grade Structured Products ETF (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.obrafunds.com/OGSP. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.obrafunds.com/OGSP
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Obra High Grade Structured Products ETF	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the period April 1, 2025 through March 31, 2026, the Fund returned 5.20%. It outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.35% for the same period. It also outperformed the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.51% for the same period.

Securitized credit spreads were moderately tighter while the front end of the Treasury curve tightened — largely masking significant intra-year volatility and dispersion. Asset performance during the period benefited from supportive fundamentals and macro tailwinds.  Specifically, spreads of collateralized loan obligations (CLOs), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS), to which the Fund has exposure, were all stable to moderately tighter over the year.

The following contributed most to the Fund’s performance during the reporting period:

● Exposure to CLOs and non-agency CMBS added to returns as spreads tightened moderately.

● Exposure to ABS and non-Agency added to returns as spreads were stable and shorter dated treasury yields tightened.

No security or sector factors detracted notably from the Fund’s performance during the reported period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index that reflects the market sectors that the Fund invests in for the same period.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(as of March 31, 2026)

	1 Year	Since Inception (04/09/2024)
Obra High Grade Structured Products ETF	5.20%	12.54%
Bloomberg U.S. Aggregate Bond Index	4.35%	5.10%
ICE BofA 1-3 Year U.S. Corporate Index	4.51%	11.03%

Performance Inception Date	Apr. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.obrafunds.com/OGSP for more recent performance information.
Net Assets	$ 29,300,323
Holdings Count | Holdings	114
Advisory Fees Paid, Amount	$ 4,448
Investment Company, Portfolio Turnover	60.72%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Net Assets	$29,300,323
Number of Holdings	114
Net Advisory Fee	$4,448
Portfolio Turnover Rate	60.72%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) Break Down by Security Type (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Pagaya AI Debt Trust 2025-4	2.6%
Hotwire Funding LLC	2.6%
AGL CLO 30 Ltd	2.6%
GWT 2024-WLF2	2.6%
Gracie Point International Funding 2025-1 LLC	2.4%
Ivy Hill Middle Market Credit Fund IX Ltd	2.2%
BHMS Commercial Mortgage Trust 2025-ATLS	2.0%
Obra CLO 2 Ltd	2.0%
NALP Business Loan Trust 2026-1	2.0%
HLTN Commercial Mortgage Trust 2024-DPLO	1.9%

Obra Opportunistic Structured Products ETF [Member]
Shareholder Report [Line Items]
Fund Name	Obra Opportunistic Structured Products ETF
Class Name	Obra Opportunistic Structured Products ETF
Trading Symbol	OOSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Obra Opportunistic Structured Products ETF (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.obrafunds.com/OOSP. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.obrafunds.com/OOSP
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Obra Opportunistic Structured Products ETF	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the period April 1, 2025 through March 31, 2026, the Fund returned 6.49%. It outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.35% for the same period. It also outperformed the ICE BofA 1-3 Year BBB U.S. Corporate Index, which returned 4.71% for the same period.

Securitized credit spreads were moderately tighter while the front end of the Treasury curve tightened — largely masking significant intra-year volatility and dispersion. Asset performance during the period benefited from supportive fundamentals and macro tailwinds. Specifically, spreads of collateralized loan obligations (CLOs), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS), to which the Fund has exposure, were all stable to moderately tighter over the year.

The following contributed most to the Fund’s performance during the reporting period:

●Exposure to CLOs and non-agency CMBS added to returns as spreads tightened moderately.

●Exposure to ABS and non-Agency added to returns as spreads were stable and shorter dated treasury yields tightened.

No security or sector factors detracted notably from the Fund’s performance during the reported period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index that reflects the market sectors that the Fund invests in for the same period.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(as of March 31, 2026)

	1 Year	Since Inception (04/09/2024)
Obra Opportunistic Structured Products ETF	6.49%	7.69%
Bloomberg U.S. Aggregate Bond Index	4.35%	5.10%
ICE BofA 1-3 Year BBB U.S. Corporate Index	4.71%	5.62%

Performance Inception Date	Apr. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.obrafunds.com/OOSP for more recent performance information.
Net Assets	$ 133,944,280
Holdings Count | Holdings	231
Advisory Fees Paid, Amount	$ 43,574
Investment Company, Portfolio Turnover	71.75%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Net Assets	$133,944,280
Number of Holdings	231
Net Advisory Fee	$43,574
Portfolio Turnover Rate	71.75%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) Break Down by Security Type (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
NYCT Trust 2024-3ELV	1.3%
Research-Driven Pagaya Motor Asset Trust 2026-R1	1.1%
Pagaya AI Debt Grantor Trust 2026-2	1.1%
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU	0.9%
HLTN Commercial Mortgage Trust 2024-DPLO	0.9%
Pagaya AI Debt Trust 2025-4	0.9%
Vertical Bridge CC LLC	0.9%
Zayo Issuer LLC	0.9%
JW Trust 2024-BERY	0.9%
GWT 2024-WLF2	0.9%

[1]	Based on operations for the period from June 27, 2025 to March 31, 2026. Expenses for the full fiscal year would be higher.